UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01533

SELECTED INTERNATIONAL FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2013

Date of reporting period: March 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCK – (96.14%)
CONSUMER DISCRETIONARY – (8.63%)
Automobiles & Components – (0.62%)
Harley-Davidson, Inc.	661,100	$35,236,630
Consumer Durables & Apparel – (0.41%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	142,900	11,214,632
Hunter Douglas N.V. (Netherlands)	295,596	11,765,154
		22,979,786
Media – (2.28%)
Grupo Televisa S.A.B., ADR (Mexico)	499,100	13,281,051
Walt Disney Co.	2,027,510	115,162,568
		128,443,619
Retailing – (5.32%)
Bed Bath & Beyond Inc. *	2,560,500	164,947,410
CarMax, Inc. *	1,018,800	42,483,960
Groupon, Inc. *	1,838,000	11,230,180
Liberty Interactive Corp., Series A *	1,732,250	37,018,183
Liberty Ventures, Series A *	116,500	8,805,070
Netflix Inc. *	77,000	14,575,330
Tiffany & Co.	297,800	20,709,012
		299,769,145
	Total Consumer Discretionary	486,429,180
CONSUMER STAPLES – (15.61%)
Food & Staples Retailing – (9.79%)
Costco Wholesale Corp.	2,100,964	222,891,271
CVS Caremark Corp.	5,654,245	310,926,932
Sysco Corp.	515,000	18,112,550
		551,930,753
Food, Beverage & Tobacco – (5.82%)
Coca-Cola Co.	1,975,080	79,872,235
Diageo PLC (United Kingdom)	3,386,830	106,781,946
Heineken Holding N.V. (Netherlands)	966,404	61,926,899
Nestle S.A. (Switzerland)	68,600	4,960,908
Philip Morris International Inc.	612,767	56,809,629
Unilever NV, NY Shares (Netherlands)	439,300	18,011,300
		328,362,917
	Total Consumer Staples	880,293,670
ENERGY – (8.67%)
Canadian Natural Resources Ltd. (Canada)	4,223,900	135,713,907
Devon Energy Corp.	617,291	34,827,558
EOG Resources, Inc.	1,181,700	151,340,319
Occidental Petroleum Corp.	1,177,060	92,246,192
Schlumberger Ltd.	482,980	36,170,372
Transocean Ltd. *	742,994	38,605,969
	Total Energy	488,904,317

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (37.28%)
Banks – (5.16%)
Commercial Banks – (5.16%)
Wells Fargo & Co.	7,863,279	$290,862,690
Diversified Financials – (17.53%)
Capital Markets – (10.03%)
Ameriprise Financial, Inc.	438,907	32,325,501
Bank of New York Mellon Corp.	9,412,100	263,444,679
Brookfield Asset Management Inc., Class A (Canada)	1,779,350	64,928,481
Charles Schwab Corp.	2,404,000	42,526,760
Goldman Sachs Group, Inc.	209,900	30,886,785
Julius Baer Group Ltd. (Switzerland)	3,374,908	131,220,746
		565,332,952
Consumer Finance – (5.65%)
American Express Co.	4,722,370	318,571,081
Diversified Financial Services – (1.85%)
CME Group Inc.	215,000	13,194,550
JPMorgan Chase & Co.	885,770	42,038,644
Visa Inc., Class A	289,500	49,168,680
		104,401,874
		988,305,907
Insurance – (13.58%)
Insurance Brokers – (0.22%)
Aon PLC	198,000	12,177,000
Multi-line Insurance – (3.46%)
Fairfax Financial Holdings Ltd. (Canada)	82,850	32,322,270
Fairfax Financial Holdings Ltd., 144A (Canada)(a)	39,220	15,314,274
Loews Corp.	3,344,700	147,400,929
		195,037,473
Property & Casualty Insurance – (7.76%)
ACE Ltd.	559,520	49,780,494
Berkshire Hathaway Inc., Class A *	1,434	224,105,520
Markel Corp. *	21,700	10,925,950
Progressive Corp.	6,050,100	152,886,027
		437,697,991
Reinsurance – (2.14%)
Alleghany Corp. *	271,789	107,606,701
Everest Re Group, Ltd.	101,080	13,126,249
		120,732,950
		765,645,414
Real Estate – (1.01%)
Hang Lung Group Ltd. (Hong Kong)	10,172,000	57,264,224
	Total Financials	2,102,078,235
HEALTH CARE – (4.11%)
Health Care Equipment & Services – (3.72%)
Express Scripts Holding Co. *	1,707,200	98,351,792
Laboratory Corp. of America Holdings *	566,240	51,074,848
UnitedHealth Group Inc.	1,051,440	60,152,882
		209,579,522

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (0.39%)
Agilent Technologies, Inc.	529,540	$22,224,794
	Total Health Care	231,804,316
INDUSTRIALS – (5.26%)
Capital Goods – (1.54%)
Emerson Electric Co.	436,500	24,387,255
PACCAR Inc.	1,074,500	54,305,230
Schneider Electric S.A. (France)	110,500	8,073,737
		86,766,222
Commercial & Professional Services – (1.13%)
Iron Mountain Inc.	1,752,311	63,626,412
Transportation – (2.59%)
China Merchants Holdings International Co., Ltd. (China)	26,429,345	86,820,477
Kuehne & Nagel International AG (Switzerland)	543,469	59,253,178
		146,073,655
	Total Industrials	296,466,289
INFORMATION TECHNOLOGY – (9.53%)
Semiconductors & Semiconductor Equipment – (1.92%)
Intel Corp.	596,500	13,021,595
Texas Instruments Inc.	2,685,790	95,264,971
		108,286,566
Software & Services – (7.20%)
Activision Blizzard, Inc.	2,906,500	42,318,640
Google Inc., Class A *	321,970	255,415,582
International Business Machines Corp.	92,500	19,730,250
Microsoft Corp.	1,356,000	38,781,600
Oracle Corp.	1,533,700	49,569,184
		405,815,256
Technology Hardware & Equipment – (0.41%)
Hewlett-Packard Co.	983,580	23,448,547
	Total Information Technology	537,550,369
MATERIALS – (6.90%)
Air Products and Chemicals, Inc.	1,004,400	87,503,328
BHP Billiton PLC (United Kingdom)	1,197,460	34,843,047
Ecolab Inc.	696,100	55,813,298
Emerald Plantation Holdings Ltd. (China)*	2,338,784	1,087,535
Martin Marietta Materials, Inc.	141,870	14,473,577
Monsanto Co.	950,750	100,427,722
Potash Corp. of Saskatchewan Inc. (Canada)	962,700	37,785,975
Praxair, Inc.	240,200	26,791,908
Rio Tinto PLC (United Kingdom)	650,967	30,514,094
	Total Materials	389,240,484
TELECOMMUNICATION SERVICES – (0.15%)
America Movil S.A.B. de C.V., Series L, ADR (Mexico)	410,940	8,613,302
	Total Telecommunication Services	8,613,302
TOTAL COMMON STOCK – (Identified cost $2,975,562,699)		5,421,380,162

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	March 31, 2013 (Unaudited)

	Principal	Value
CORPORATE BONDS – (0.03%)
MATERIALS – (0.03%)
Emerald Plantation Holdings Ltd., Sr. Notes, 6.00%, 01/30/20 (China)	$2,528,415	$1,845,743
TOTAL CORPORATE BONDS – (Identified cost $10,755,496)		1,845,743
SHORT-TERM INVESTMENTS – (3.37%)
COMMERCIAL PAPER – (0.09%)
Prudential Financial, Inc., 0.25%, 04/03/13	5,000,000	4,999,931
	Total Commercial Paper	4,999,931
REPURCHASE AGREEMENTS – (3.28%)
Barclays Capital Inc. Joint Repurchase Agreement, 0.15%, 04/01/13, dated 03/28/13, repurchase value of $22,135,369 (collateralized by: U.S. Government agency obligation in a pooled cash account, 0.375%, 04/15/15, total market value $22,577,700)	22,135,000	22,135,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.26%, 04/01/13, dated 03/28/13, repurchase value of $162,675,699 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-11.00%, 09/15/23-09/15/40, total market value $165,924,420)	162,671,000	162,671,000
	Total Repurchase Agreements	184,806,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $189,805,931)		189,805,931

Total Investments – (99.54%) – (Identified cost $3,176,124,126) – (b)	5,613,031,836
Other Assets Less Liabilities – (0.46%)	25,998,681
Net Assets – (100.00%)	$5,639,030,517

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $15,314,274 or 0.27% of the Fund's net assets as of March 31, 2013.

(b)	Aggregate cost for federal income tax purposes is $3,176,127,592. At March 31, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$2,463,609,258
	Unrealized depreciation	(26,705,014)
	Net unrealized appreciation	$2,436,904,244

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC.	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCK – (97.53%)
CONSUMER DISCRETIONARY – (12.97%)
Consumer Durables & Apparel – (6.34%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	48,340	$3,793,669
Hunter Douglas N.V. (Netherlands)	13,102	521,479
		4,315,148
Media – (2.49%)
Grupo Televisa S.A.B., ADR (Mexico)	63,590	1,692,130
Retailing – (4.14%)
Ctrip.com International, Ltd., ADR (China)*	68,880	1,472,654
Vipshop Holdings Ltd., ADS (China)*	44,430	1,349,339
		2,821,993
Total Consumer Discretionary		8,829,271
CONSUMER STAPLES – (15.36%)
Food & Staples Retailing – (3.59%)
Brazil Pharma S.A. (Brazil)	346,780	2,445,436
Food, Beverage & Tobacco – (11.77%)
Heineken Holding N.V. (Netherlands)	66,775	4,278,924
Lindt & Spruengli AG - Participation Certificate (Switzerland)	575	2,212,657
Nestle S.A. (Switzerland)	20,990	1,517,922
		8,009,503
Total Consumer Staples		10,454,939
ENERGY – (3.61%)
Tenaris S.A., ADR (Italy)	60,350	2,461,073
Total Energy		2,461,073
FINANCIALS – (14.39%)
Banks – (4.07%)
Commercial Banks – (4.07%)
China CITIC Bank Corp. Ltd. - H (China)	1,341,980	805,615
China Merchants Bank Co., Ltd. - H (China)	928,470	1,966,370
		2,771,985
Diversified Financials – (4.64%)
Capital Markets – (1.48%)
Brookfield Asset Management Inc., Class A (Canada)	10,060	367,089
CETIP S.A. - Mercados Organizados (Brazil)	53,590	636,477
		1,003,566
Diversified Financial Services – (3.16%)
Groupe Bruxelles Lambert S.A. (Belgium)	13,390	1,023,831
Pargesa Holding S.A., Bearer Shares (Switzerland)	7,530	511,228
RHJ International (Belgium)*	130,230	617,661
		2,152,720
		3,156,286
Insurance – (1.35%)
Insurance Brokers – (0.36%)
CNinsure, Inc., ADR (China)*	40,980	247,110
Multi-line Insurance – (0.99%)
Fairfax Financial Holdings Ltd. (Canada)	1,732	675,705
		922,815
Real Estate – (4.33%)
Hang Lung Group Ltd. (Hong Kong)	523,890	2,949,288
Total Financials		9,800,374

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (13.46%)
Health Care Equipment & Services – (7.54%)
Essilor International S.A. (France)	25,010	$2,781,126
Shandong Weigao Group Medical Polymer Co. Ltd. - H (China)	422,300	382,992
Sinopharm Group Co. - H (China)	612,490	1,972,580
		5,136,698
Pharmaceuticals, Biotechnology & Life Sciences – (5.92%)
Roche Holding AG - Genusschein (Switzerland)	8,980	2,090,572
Sinovac Biotech Ltd. (China)*	523,690	1,937,653
		4,028,225
	Total Health Care	9,164,923
INDUSTRIALS – (23.10%)
Capital Goods – (12.52%)
ABB Ltd., ADR (Switzerland)	27,010	614,748
Brenntag AG (Germany)	5,180	808,750
Schindler Holding AG - Participation Certificate (Switzerland)	20,940	3,068,318
Schneider Electric S.A. (France)	55,200	4,033,215
		8,525,031
Commercial & Professional Services – (3.26%)
Nielsen Holdings N.V.	61,970	2,219,765
Transportation – (7.32%)
China Merchants Holdings International Co., Ltd. (China)	508,811	1,671,446
Kuehne & Nagel International AG (Switzerland)	30,360	3,310,081
		4,981,527
	Total Industrials	15,726,323
INFORMATION TECHNOLOGY – (3.71%)
Software & Services – (3.71%)
NetEase, Inc., ADR (China)	31,190	1,708,276
Youku Tudou Inc., ADR (China)*	48,600	815,022
		2,523,298
	Total Information Technology	2,523,298
MATERIALS – (7.68%)
BHP Billiton PLC (United Kingdom)	38,830	1,129,854
Greatview Aseptic Packaging Co., Ltd. (China)	3,304,560	2,171,098
Potash Corp. of Saskatchewan Inc. (Canada)	22,750	892,938
Rio Tinto PLC (United Kingdom)	22,010	1,031,719
	Total Materials	5,225,609
TELECOMMUNICATION SERVICES – (3.25%)
America Movil S.A.B. de C.V., Series L, ADR (Mexico)	105,570	2,212,747
	Total Telecommunication Services	2,212,747
TOTAL COMMON STOCK – (Identified cost $63,907,966)		66,398,557

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	March 31, 2013 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (2.29%)
Barclays Capital Inc. Joint Repurchase Agreement, 0.15%, 04/01/13, dated 03/28/13, repurchase value of $187,003 (collateralized by: U.S. Government agency obligation in a pooled cash account, 0.375%, 04/15/15, total market value $190,740)	$187,000	$187,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.26%, 04/01/13, dated 03/28/13, repurchase value of $1,373,040 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-11.00%, 09/15/23-09/15/40, total market value $1,400,460)	1,373,000	1,373,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,560,000)		1,560,000

Total Investments – (99.82%) – (Identified cost $65,467,966) – (a)	67,958,557
Other Assets Less Liabilities – (0.18%)	123,751
Net Assets – (100.00%)	$68,082,308

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $67,173,075. At March 31, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$7,243,864
	Unrealized depreciation	(6,458,382)
	Net unrealized appreciation	$785,482

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED CAPITAL PRESERVATION TRUST –	March 31, 2013 (Unaudited)
SELECTED DAILY GOVERNMENT FUND

	Principal	Value
FANNIE MAE – (1.98%)
4.125%, 04/15/13	$500,000	$500,754
TOTAL FANNIE MAE – (Identified cost $500,754)		500,754
FEDERAL FARM CREDIT BANK – (13.68%)
0.1937%, 05/28/13 (a)	400,000	400,020
0.25%, 07/23/13	325,000	324,997
0.226%, 07/29/13 (a)	1,700,000	1,700,280
0.3234%, 08/19/13 (a)	100,000	100,067
3.875%, 10/07/13	431,000	439,339
0.1552%, 12/06/13 (a)	500,000	500,000
TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $3,464,703)		3,464,703
FEDERAL HOME LOAN BANK – (26.46%)
0.145%, 04/12/13 (a)	500,000	500,000
0.18%, 04/26/13 (a)	300,000	300,000
0.22%, 05/03/13	500,000	500,037
0.18%, 05/15/13 (a)	500,000	499,994
0.18%, 06/18/13 (a)	300,000	300,000
0.125%, 06/28/13	430,000	429,904
5.00%, 07/16/13	200,000	202,826
0.236%, 07/22/13 (a)	570,000	570,064
0.28%, 08/01/13 (a)	295,000	295,115
0.17%, 08/22/13 (a)	500,000	499,980
0.12%, 08/28/13	500,000	499,923
0.17%, 09/04/13 (a)	300,000	300,000
0.17%, 09/06/13 (a)	500,000	500,000
0.111%, 09/10/13 (a)	500,000	500,009
0.21%, 11/15/13 (a)	200,000	200,063
1.00%, 12/27/13	300,000	301,793
0.116%, 01/03/14 (a)	300,000	299,823
TOTAL FEDERAL HOME LOAN BANK – (Identified cost $6,699,531)		6,699,531
FREDDIE MAC – (12.48%)
4.625%, 04/04/13	178,000	178,066
3.50%, 05/29/13	585,000	588,164
4.00%, 06/12/13	215,000	216,609
0.1532%, 06/17/13 (a)	345,000	344,994
0.1422%, 09/13/13 (a)	130,000	129,977
0.15%, 09/24/13 (b)	500,000	499,633
0.875%, 10/28/13	700,000	702,877
0.1737%, 11/04/13 (a)	500,000	499,986
TOTAL FREDDIE MAC – (Identified cost $3,160,306)		3,160,306

SELECTED FUNDS	Schedule of Investments
SELECTED CAPITAL PRESERVATION TRUST –	March 31, 2013 (Unaudited)
SELECTED DAILY GOVERNMENT FUND - (CONTINUED)

	Principal	Value
OTHER AGENCIES – (2.13%)
Tennessee Valley Authority, 4.75%, 08/01/13	$532,000	$540,143
TOTAL OTHER AGENCIES – (Identified cost $540,143)		540,143
PRIVATE EXPORT FUNDING – (6.03%)
Private Export Funding Corp., 3.55%, 04/15/13	1,015,000	1,016,286
Private Export Funding Corp., 4.974%, 08/15/13	500,000	509,056
TOTAL PRIVATE EXPORT FUNDING – (Identified cost $1,525,342)		1,525,342
REPURCHASE AGREEMENTS – (36.97%)
Barclays Capital Inc. Joint Repurchase Agreement, 0.15%, 04/01/13, dated 03/28/13, repurchase value of $1,121,019 (collateralized by: U.S. Government agency obligation in a pooled cash account, 0.375%, 04/15/15, total market value $1,143,420)	1,121,000	1,121,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.26%, 04/01/13, dated 03/28/13, repurchase value of $8,241,238 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-11.00%, 09/15/23-09/15/40, total market value $8,405,820)	8,241,000	8,241,000
TOTAL REPURCHASE AGREEMENTS – (Identified cost $9,362,000)		9,362,000

Total Investments – (99.73%) – (Identified cost $25,252,779) – (c)	25,252,779
Other Assets Less Liabilities – (0.27%)	69,154
Net Assets – (100.00%)	$25,321,933

(a)
The interest rates on floating rate securities, shown as of March 31, 2013, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	Zero coupon bonds reflect the effective yield on the date of purchase.

(c)	Aggregate cost for federal income tax purposes is $25,252,779.

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Notes to Schedule of Investments
March 31, 2013 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are stated at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the last quoted bid price.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued.  Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security.  To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Selected Daily Government Fund, in compliance with Rule 2a-7 of the Investment Company Act of 1940 (“40 Act”), securities are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

           Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security. Money market securities are valued using amortized cost, in accordance with rules under the 40 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
March 31, 2013 (Unaudited)

Security Valuation – (Continued)

Value Measurements – (Continued)

The following is a summary of the inputs used as of March 31, 2013 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Selected	Selected	Selected Daily
	American	International	Government
	Shares	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer discretionary	$486,429,180	$8,829,271	$–
Consumer staples	880,293,670	10,454,939	–
Energy	488,904,317	2,461,073	–
Financials	2,102,078,235	9,800,374	–
Health care	231,804,316	9,164,923	–
Industrials	296,466,289	15,726,323	–
Information technology	537,550,369	2,523,298	–
Materials	388,152,949	5,225,609	–
Telecommunication services	8,613,302	2,212,747	–
Total Level 1	5,420,292,627	66,398,557	–

Level 2 – Other Significant Observable Inputs:
Equity securities:
Materials	1,087,535	–	–
Short-term debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies	–	–	15,890,779
Corporate debt securities	1,845,743	–	–
Short-term securities	189,805,931	1,560,000	9,362,000
Total Level 2	192,739,209	1,560,000	25,252,779

Level 3 – Significant Unobservable Inputs:	–	–	–
Total Investments	$5,613,031,836	$67,958,557	$25,252,779

Level 2 to Level 1 Transfers*:
Consumer discretionary	$22,979,786	$4,315,148	$–
Consumer staples	173,669,753	8,009,503	–
Financials	188,484,970	7,873,993	–
Health care	–	7,227,270	–
Industrials	146,073,655	12,891,810	–
Materials	65,357,141	4,332,671	–
Total	$596,565,305	$44,650,395	$–

*Application of fair value procedures for securities traded on foreign exchanges triggered the transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended March 31, 2013.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SELECTED INTERNATIONAL FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 30, 2013

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: May 30, 2013